Stock Plans, Share-Based Payments and Warrants (Summary Of Terms Of Outstanding Warrants) (Details)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2011	Mar. 10, 2011	Dec. 31, 2012 July 2009 Warrants [Member]	Dec. 31, 2011 July 2009 Warrants [Member]	Dec. 31, 2012 March 2011 Lambda Warrants [Member]	Dec. 31, 2011 March 2011 Lambda Warrants [Member]	Dec. 31, 2012 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2011 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2012 Class D Warrants - Lambda [Member]	Dec. 31, 2011 Class D Warrants - Lambda [Member]	Dec. 31, 2010 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Other [Member]	Dec. 31, 2011 Class D Warrants - Other [Member]	Dec. 31, 2010 Class D Warrants - Other [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Dec. 31, 2011 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued						Jul. 24, 2009		Mar. 10, 2011		Mar. 10, 2011		Nov. 14, 2007			Nov. 14, 2007			Nov. 14, 2007
Expiry Date						Jul. 24, 2014		Mar. 10, 2016		Mar. 10, 2016		Mar. 10, 2016			Nov. 14, 2012			Nov. 14, 2012
Exercise Price	0.45	0.45	0.40	0.40		22.40		0.40		0.40		0.40			0.40			0.40
Total Common Shares Issuable	14,679,971	16,452,368			4,964,854	33,629	33,629	2,782,577	2,782,577	3,057,190	4,153,503	8,806,575	8,806,575	359,541	0	447,197	9,937	0	228,887